Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses [Line Items]
Share-based compensation expense (recovery)	$ (1,160)	$ 55,253
Revenue	4,414,559	2,649,963
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 620,236	$ 250,996